Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 12, 2019
Document Effective Date	Mar. 13, 2019
Prospectus Date	Mar. 13, 2019
RYZZ Managed Futures Strategy Plus ETF | RYZZ Managed Futures Strategy Plus ETF
Prospectus:
Trading Symbol	RYZZ